Capital transactions (Details Narrative) - USD ($)		12 Months Ended
	Apr. 05, 2016	Mar. 31, 2020	Sep. 30, 2020	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	May 04, 2017	May 03, 2017
Ordinary shares, par value		$ 0.0001	$ 0.001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		500,000,000	50,000,000	500,000,000	100,000,000		100,000,000
Ordinary shares, shares issued		171,450,000	17,145,000	161,500,000	8,500,000		8,500,000
Ordinary shares, shares outstanding		171,450,000	17,145,000	161,500,000	8,500,000		8,500,000
Preferred shares, shares authorized					20,000,000		20,000,000
Preferred shares, shares issued					0		0
Preferred shares, shares outstanding					0		0
Redemption of shares									19,500,000
Private securities offering [Member]
Sale of common stock private placement		1,450,000
Share Price		$ 0.10
Shares issued		1,450,000
Zhong Yuan Investment [Member]
Percentage of holding		100.00%
Number of shares exchanged		161,500,000
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Ordinary shares, par value				$ 1		$ 1
Ordinary shares, shares authorized				1,000,000		1,000,000
Ordinary shares, shares issued				100		100
Ordinary shares, shares outstanding				100		100
New owner [Member]
Issuance of shares as a result of change in control								8,000,000
Two directors and officers [Member]
Share Price	$ 0.0001
Shares issued	20,000,000
Discount on shares	$ 2,000